Right-of-Use Asset (Tables)	12 Months Ended
Jun. 30, 2025
Right-of-Use Asset [Abstract]
Schedule of Right-of-Use Asset
	Land - Farms	Buildings and improvements	Vehicles and agricultural machinery	Right-of-use Total
At June 30, 2023	156,661	951	3,619	161,231
New contracts	103,912	591	10,532	115,035
Remeasurement	14,827	—	6	14,833
Write-off	(176)	—	(167)	(343)
(-) Depreciation / Amortization	(53,661)	(533)	(3,852)	(58,046)
Exchange rate variation	1,051	37	38	1,126
At June 30, 2024	222,614	1,046	10,176	233,836
New contracts	7,864	5,056	15,188	28,108
Business combination	41,817	—	—	41,817
Remeasurement	35,800	—	—	35,800
Write-off	(791)	—	(1,836)	(2,627)
(-) Depreciation / Amortization	(49,610)	(830)	(6,306)	(56,746)
Exchange rate variation	(102)	(1)	8	(95)
At June 30, 2025	257,592	5,271	17,230	280,093
Total cost	473,744	8,288	34,863	516,895
Cumulative depreciation	(216,152)	(3,017)	(17,633)	(236,802)
Book balance, net	257,592	5,271	17,230	280,093
Annual depreciation rates (weighted average) - %	10	3	7